ACCRUALS AND OTHER CURRENT LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
ACCRUALS AND OTHER CURRENT LIABILITIES

9. ACCRUALS AND OTHER CURRENT LIABILITIES

	As of December 31,
	2023	2024
	HK$	HK$

Accrued marketing expenses	422,374	422,374
Accrued professional expenses	125,783	117,783
Accrued data and IT service expenses	37,494	39,119
Accrued trading-related expenses	4,866	4,866
Accrued payroll and related payments	-	33,666
Accrued utilities and office expenses	3,434	3,247
Others	1,180	5,553
	595,131	626,608

Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
ACCRUALS AND OTHER CURRENT LIABILITIES
11.	ACCRUALS AND OTHER CURRENT LIABILITIES

	As of
	December 31,	June 30,
	2024	2025
	HK$	HK$
		(Unaudited)

Payables to clearing organizations	1	1,298,125
Accrued marketing expenses	422,374	422,374
Accrued professional expenses	117,783	72,783
Accrued data and IT service expenses	39,119	37,494
Accrued trading-related expenses	4,866	4,866
Accrued payroll and related payments	33,666	-
Accrued utilities and office expenses	3,247	6,355
Others	5,552	2,590
	626,608	1,844,587